Transactions with Related Parties - Principal transactions (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 USD ($)
Revenues, other income and interest income:
Royalties (Univision)	$ 8,548,036		$ 8,155,338		$ 7,527,364
Programming production and transmission rights	738,650		707,247		485,157
Telecom services	57,759		97,754		71,979
Administrative services	7,371		13,561		20,598
Advertising	10,417		36,385		151,296
Interest income	49,736		64,809		83,625
Total revenues, other income and interest income	9,411,969		9,075,094		8,340,019
Costs and expenses:
Donations	26,606		26,729		26,285
Administrative services	19,410		1,529		24,899
Technical services	295,915		459,960		465,250
Programming production, transmission rights and telecom	787,487		674,270		666,312
Total	$ 1,129,418		1,162,488		1,182,746
Univision Holding Inc
Related party transactions
Broadcasting term in United States	7 years 6 months	7 years 6 months
Percentage sold of initial investment in UHI	0.67%	0.67%
Univision
Related party transactions
Provision for certain yearly minimum guaranteed advertising	$ 712,417	$ 35.1	$ 909,159	$ 42.6	$ 625,410	$ 32.3